Redeemable Convertible Preferred Stock (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Oct. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 16, 2012	Aug. 31, 2005 Series A redeemable convertible preferred stock	Oct. 31, 2012 Series A redeemable convertible preferred stock	Dec. 31, 2012 Series A redeemable convertible preferred stock	Dec. 31, 2011 Series A redeemable convertible preferred stock	May 31, 2006 Series B redeemable convertible preferred stock	Oct. 31, 2012 Series B redeemable convertible preferred stock	Dec. 31, 2012 Series B redeemable convertible preferred stock	Dec. 31, 2011 Series B redeemable convertible preferred stock	May 31, 2006 Series B redeemable convertible preferred stock Los Angeles Biomedical Research Institute	Dec. 31, 2005 Series B redeemable convertible preferred stock Los Angeles Biomedical Research Institute	Nov. 30, 2010 Series C redeemable convertible preferred stock	Jul. 01, 2009 Series C redeemable convertible preferred stock	Oct. 31, 2012 Series C redeemable convertible preferred stock	May 31, 2008 Series C redeemable convertible preferred stock	Dec. 31, 2012 Series C redeemable convertible preferred stock	Dec. 31, 2010 Series C redeemable convertible preferred stock	Dec. 31, 2011 Series C redeemable convertible preferred stock	Jan. 25, 2011 Series C redeemable convertible preferred stock	Oct. 31, 2012 Series D Redeemable Convertible Preferred Stock	Aug. 31, 2011 Series D Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series D Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series D Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock issued (in shares)								1,711,000			1,806,000	3,944,000			3,981,000						2,247,000			3,023,000			2,692,000		2,692,000
Share issue price (in dollars per share)							$ 16.00	$ 0.53				$ 7.6055									$ 13.3530						$ 13.9040
Gross proceeds from issuance of stock								$ 905,000				$ 30,000,000							$ 10,000,000		$ 30,000,000						$ 37,425,000
Shares issued for services (in shares)								95,000										27,000					27,000					11,000
Share price of stock issued for services (in dollars per share)								$ 0.53										$ 13.3530
Shares issued pursuant to license agreement																37,000
Value of stock issued pursuant to license agreement																280,000
Share price of stock issued for additional investment (in dollars per share)																					$ 13.3530
Research and development expense		17,801,000	14,884,000	43,184,000	15,766,000	14,842,000											280,000
Minimum director's votes required to pass resolution (as a percent)																					75.00%
Additional investment in preferred stock																					$ 10,000,000
Preferred stock issued for additional investment (in shares)																			749,000
Redeemable convertible preferred stock, shares authorized											4,775,000				11,171,000									8,300,000	8,300,000				9,970,000
Conversion of preferred stock into common stock (in shares)	11,545,000									(1,806,000)				(3,981,000)								(3,023,000)						(2,703,000)
Conversion ratio of preferred stock into common stock									1				1.00785							1						1
Annual dividends that the holders were entitled to receive (in dollars per share)										$ 0.042				$ 0.608								$ 1.068						$ 1.113